UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

                                        5270 Highland Drive

                                              Bellevue, WA

                                                                     98006

                                                        (Address of principal executive offices)

                                                                         (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

			Schedule of Investments
			June 30, 2006 (Unaudited)

Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Biological Products, (No Diagnostic Substances)
2,000	Serono SA **		$ 34,300	0.21%

Coating, Engraving & Allied Services
50,000	North American Galvanizing & Coatings Inc. *		278,000	1.74%

Commercial Banks
5,000	ICICI Bank Ltd. **		118,250	0.74%

Communications Services
22,594	WPCS International Inc. *		167,873	1.05%

Computer Communications Equipment
132,470	Avici Systems Inc. *		765,677	4.79%

Crude Petroleum & Natural Gas
8,000	Energy Partners Ltd. *		151,600	0.95%

Deep Sea Foreign Transportation of Freight
5,000	Excel Maritime Carriers Ltd. *		51,750	0.32%

Drilling Oil & Gas Wells
11,400	Union Drilling Inc. *		169,404	1.06%

Electromedical & Electrotherapeutic Apparatus
22,300	Arrhythmia Research Technology Inc. *		258,680	1.62%

Electronic Components & Accessories
10,602	ACS Motion Control Ltd. *		38,591	0.24%

Electronic Components
2,000	Spectrum Control Inc. *		18,500	0.12%

Glass & Glassware, Pressed or Blown
5,000	Libbey Inc.		36,750	0.23%

Instruments For Meas & Testing of Electricity & Elec Signals
30,000	LTX Corp. *		210,300	1.32%

Iron & Steel Foundries
112,600	Grupo Simec SA de CV * **		871,524	5.46%

Metal Mining
75,500	Northern Orion Resources Inc. *		366,930	2.30%

Miscellaneous Fabricated Metal Products
2,000	Barnes Group Inc.		39,900	0.25%

Motor Vehicles & Passenger Car Bodies
47,611	Spartan Motors Inc.		732,257	4.58%

Oil & Gas Field Exploration Services
17,000	OMNI Energy Services Corp. *		199,750	1.25%

Optical Instruments & Lenses
82,794	Camtek Ltd. *		489,312	3.06%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,000	Intuitive Surgical Inc. *		230,000	1.44%

Plastic Products
41,200	Core Molding Technologies Inc. *		244,728	1.53%

Printed Circuit Boards
21,000	Merix Corp. *		230,370
20,000	Sanmina-SCI *		92,000
			322,370	2.02%

Radio & Tv Broadcasting & Communications Equipment
2,000	Nokia Corp. **		40,520	0.25%

Radiotelephone Communications
5,000	China Unicom Ltd. **		44,550
20,000	Tele Norte Leste Participacoes S.A. **		255,000
			299,550	1.88%

Real Estate Agents & Managers (For Others)
11,000	Silverleaf Resorts Inc. *		40,590	0.25%

Retail - Catalog & Mail-Order Houses
50,000	Systemax Inc. *		390,000	2.44%

Rolling Drawing & Extruding of Nonferrous Metals
2,000	Mueller Industries Inc.		66,060	0.41%

Rubber & Plastic Footwear
2,000	CROCS Inc. *		50,300	0.31%

Semiconductors & Related Devices
90,000	ChipMOS TECHNOLOGIES LTD. *		529,200
38,400	Leadis Technology Inc. *		211,968
4,000	OmniVision Technologies Inc. *		84,480
2,000	OSI Systems Inc. *		35,540
			861,188	5.39%

Services - Business Services
5,000	Kongzhong Corp. *		44,000
1,000	Mastercard Incorporate *		48,000
3,000	The9 Ltd. *		69,570
295,000	Webzen Inc. * **		1,578,250
			1,739,820	10.90%

Services - Computer Processing & Data Preparation
90,000	Linktone Ltd. * **		535,500	3.35%

Services - Computer Programming Services
3,000	Patni Computer Systems Ltd. * **		42,840	0.27%

Services - Management Services
135,100	Home Solutions of America Inc. *		833,567
20,000	Rainmaker Systems Inc. *		108,400
			941,967	5.91%

Services - Prepackaged Software
25,000	CDC Corp. * **		110,000
5,000	I2 Technologies, Inc. *		63,350
1,000	Microsoft Corp.		23,300
			196,650	1.23%

Services - Video Tape Rental
92,491	Movie Gallery Inc. *		574,369	3.60%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
2,000	Mittal Steel Company **		61,020	0.38%

Telephone & Telegraph Apparatus
68,582	Qiao Xing Universal Telephone Inc. *		668,674	4.19%

Wholesale - Electronic Parts & Equipment
15,000	Bell Microproducts Inc. *		81,300	0.51%

Wholesale-Industrial Machinery & Equipment
2,000	DXP Enterprises Inc. *		62,140	0.39%

Total for Common Stock (Cost $12,432,995)			12,448,934	77.94%

Exchange Traded Funds
4,300	Turkish Investment Fund (Cost $65,378)		77,615	0.49%

CALL OPTIONS Common
Stock		Shares Subject
Expiration Date/Exercise Price		to Call

AU Optronics Corp.		14,000	3,500
July 2006 Calls @ 15.00

Catalina Marketing Corp.		5,000	18,000
August 2006 Calls @ 25.00

Century Aluminum Co.		13,000	79,300
July 2006 Calls @ 30.00

Energy Partners Ltd.		10,000	17,500
July 2006 Calls @ 17.50

MRO Software Inc. July 2006 Calls @ 17.50		5,000	12,750
July 2006 Calls @ 17.50

Xyratex Ltd. July 2006 Calls @ 25.00		16,000	28,000
July 2006 Calls @ 25.00

Total (Premiums Received -$198,242)			159,050	1.00%

Cash and Equivalents
4,068,341	First American Government Obligation Fund Cl A 3.99% ***		4,068,341	25.46%
	(Cost $4,068,341)

	Total Investments Securities		16,753,940	104.89%
	(Cost $16,764,956)

	Liabilities In Excess of Other Assets		(781,245)	-4.89%

	Net Assets		$ 15,972,695	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Intuitive Surgical Inc.
July 2006 Calls @ 105.00		2,000	$ 23,800

Total (Premiums Received -$13,382)			$ 23,800	0.15%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at June 30, 2006

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, the cost of total investment securities owned at June 30, 2006 was $16,764,956. At June 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value), was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

  $811,287

  ($832,719)

   ($21,432)

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                   8-24-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:                   8-24-06

By : /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:                   8-24-06